Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	At the beginning of each year, the Compensation Committee grants equity awards based on its review of the competitive market and individual performance. Once the grant level is determined, the Compensation Committee allocates the grant to the then-serving executive officers to a mix of performance stock units (“PSUs”) and restricted stock units (“RSUs”), as summarized below. Beginning in 2024, the Compensation Committee eliminated stock option awards from the mix of annual equity awards granted to our named executive officers in order to better align with competitive market practice. The Company does not schedule its equity grants in anticipation of the release of material non-public information ("MNPI") nor does the Company time the release of MNPI based on equity grant dates.
Award Timing Method	At the beginning of each year, the Compensation Committee grants equity awards based on its review of the competitive market and individual performance.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information ("MNPI") nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false